Commitments and Contingencies - Contractual Obligations (Table) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Lease commitments
2017	$ 7,457
2018	(11,364)
2019	(12,512)
2020	(12,450)
2021	(12,699)
2022 and thereafter	(112,789)
Total	(154,357)
Future, minimum, non-cancellable charter revenue (1)
Lease commitments
2017	21,372
2018	0
2019	0
2020	0
2021	0
2022 and thereafter	0
Total	21,372
Future, minimum non cancellable lease payment under vessel operating leases (2)
Lease commitments
2017	(3,595)
2018	(561)
2019	0
2020	0
2021	0
2022 and thereafter	0
Total	(4,156)
Bareboat capital leases - upfront hire & handling fees (3)
Lease commitments
2017	(6,472)
2018	(336)
2019	0
2020	0
2021	0
2022 and thereafter	0
Total	(6,808)
Bareboat commitments charter hire (4)
Lease commitments
2017	(3,848)
2018	(10,467)
2019	(12,512)
2020	(12,450)
2021	(12,699)
2022 and thereafter	(112,789)
Total	$ (164,765)